RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Transactions
		Year Ended December 31,
		2013	2014	2015
		US$	US$	US$
Transactions with Chuanbang
Tuition fees paid under the Student Loan Program	(a)	8,672,904	—	—
Guarantee fee	(b)	90,490	18,188	—
Amounts received under the Student Loan Program	(c)	(141,329)	—	—
Repayment of amounts received under the Student Loan Program	(c)	232,879	—	—
Advances from Chuanbang	(d)	(153,386)	—	—
Repayment of advances from Chuanbang	(d)	153,386	—	—
Cash collection service fee	(e)	64,586	108,068	329,767
Transactions with others
Advances from Precise	(f)	—	—	(230,000)
Repayment of advances from Precise	(f)	—	—	230,000